Share-based compensation - Summarized activity related to the LTIP awards (Details) - LTIP - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares
Unvested award, beginning balance, Shares	4,094
Granted, Shares	1,374
Earned/vested, Shares	(632)
Forfeited, Shares	(129)
Unvested award, ending balance, Shares	4,707	4,094
Weighted-average grant date fair value per share
Unvested award, beginning balance, Weighted-average grant date fair value per share	$ 7.94
Granted, Weighted-average grant date fair value per share	8.90	$ 8.74	$ 4.16
Earned/vested, Weighted-average grant date fair value per share	15.64
Forfeited, Weighted-average grant date fair value per share	9.27
Unvested award, ending balance, Weighted-average grant date fair value per share	$ 7.15	$ 7.94
Estimated grant date fair value	$ 12.2	$ 16.6	$ 7.1
Weighted-average remaining contractual term	1 year 3 months 18 days	1 year 8 months 12 days	2 years
Compensation cost not yet recognized	$ 16.5	$ 18.8	$ 13.2	$ 12.6
Fair value of wards vested during the years	$ 9.9	$ 2.5	$ 3.5